Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Apr. 30, 2020		Jan. 31, 2020		Oct. 31, 2019		Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 11,663	[2]	$ 10,233	[2]	$ 10,904	[2]	$ 9,660	$ 9,799	$ 8,997
Interest-bearing deposits with financial institutions		92,241		59,058		35,816
Total		$ 103,904		$ 69,291		$ 46,720

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).
[2]	The amounts for the period ended April 30, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).